Other current assets (Favorable contracts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets- Favorable contracts
Balance at beginning of period		$ 357.3	$ 357.3	$ 357.3	$ 357.3	$ 280.9
Accumulated amortization				(152.3)	(81.7)	(14.8)
Additions	[1]	0.0	76.4
Net carrying amount				$ 205.0	$ 275.6	$ 266.1
Amortization of favorable contracts		(70.6)	(66.9)
Balance at end of period		$ 357.3	$ 357.3

[1]	Additions to favorable contracts during 2015 are net of measurement period adjustments.